Cash and cash equivalents - Additional information (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Restricted Cash And Cash Equivalent	€ 0	€ 0
Fair value of investment in money market funds	318,300,000	232,500,000
Cost of money market funds	€ 323,700,000	€ 241,200,000